6 RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Fair value of the embedded derivative liability
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Risk-free Interest Rate
$25,148	1 month	$0.1633	171%	0.02%

Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability II
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$40,000	5 months	$0.1625	157%	0.11